Basic and Diluted Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to common shareholders	$ (4,693)	$ (1,962)	$ (7,658)	$ (2,937)	$ (5,073)	$ (14,400)
Denominator:
Weighted average common shares outstanding – basic and diluted					163,238,991	63,407,230
Net loss per share attributable to common shareholders – basic and diluted	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.23)